Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) - Receivables Acquired with Deteriorated Credit Quality [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 677	$ 712
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	237	78
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	383	542
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	57	92
Pass [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	402	401
Pass [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	92	35
Pass [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	263	298
Pass [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	47	68
Criticized [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	275	311
Criticized [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	145	43
Criticized [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	120	244
Criticized [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 10	$ 24